OTHER PROVISIONS AND LIABILITIES - Other Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Oct. 27, 2015
Disclosure of other provisions [line items]
Payables on social security and taxes other than income tax	$ 17.4	$ 19.7
Other provisions	179.6	190.2
Other current provisions	57.7	77.6
Other non-current provisions	121.9	112.6
Provision for repatriation taxes payable
Disclosure of other provisions [line items]
Other provisions	14.8	18.5
Provision for taxes
Disclosure of other provisions [line items]
Other provisions	18.4	3.9
Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions	64.2	77.6
Other current provisions	12.6
Other non-current provisions	51.6
Other provisions and liabilities
Disclosure of other provisions [line items]
Other provisions	$ 64.9	$ 70.5
Cost | Sandstorm gold ltd | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Deferred income			$ 170.4